UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  ( ) ;   Amendment Number:
                                                  ----------------
This Amendment    (Check only one.)  :       ( )   is a restatement.
                                             ( )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Commonfund Asset Management Company, Inc.
            -----------------------------------------
Address:    15 Old Danbury Road
            -----------------------------------------
            P. O. Box 812
            -----------------------------------------
            Wilton, CT  06897-0812
            -----------------------------------------

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:       Michael H. Strauss
            --------------------------------------------------------------------
Title:      Executive Vice President, Commonfund Asset Management Company, Inc.
            --------------------------------------------------------------------
Phone:      203-563-5127
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss        Wilton, CT                        2/11/13
----------------------        -----------                       --------
(Signature)                   (City, State)                     (Date)

Report Type            (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


NO.         FORM 13F FILE NUMBER        NAME OF SUB-ADVISER
---         --------------------        -------------------

 1          28-06538                    AEW Capital Management, L.P.
 2          28-05508                    Aronson + Johnson + Ortiz
 3          28-05267                    Delaware Investments
 4          28-01185                    Frontier Capital Management Co.
 5          28-13070                    GLG, Inc.
 6          28-2013                     Harris Associates, L.P.
 7          28-10329                    Income Research & Management
 8          28-10706                    IronBridge Capital Management
 9          801-39502                   Jarislowsky Fraser Ltd.
 10         28-11937                    JP Morgan Investment Management, Inc.
 11         28-10469                    Lazard Asset Management LLC
 12         28-12154                    Levin Capital Securities, LP
 13         28-14987                    Magellan Asset Management Ltd
 14         28-06748                    Marsico Asset Management, LLC
 15         28-04632                    Martingale Asset Management
 16         28-14187                    Odey Asset Management LLP
 17         28-1399                     Southeastern Asset Management, Inc.
 18         28-01693                    Steinberg Asset Management, LLC
 19         28-02927                    Water Street Capital Inc.
 20         28-1700                     Western Asset Management Company
 21         28-517                      Wellington Management Company, LLP

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     4
                                                ---------------------

Form 13F Information Table Entry Total:                16
                                                ---------------------

Form 13F Information Table Value Total:         $             35,629
                                                ---------------------
                                                    (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


List of Other Included Managers:


NO.         FORM 13F FILE NUMBER        NAME OF SUB-ADVISER
---         --------------------        -------------------

 1          None                        GSI Bermuda, Ltd

 2          None                        Hexam Capital Partners

 3          None                        Somerset Capital Management

 4          None                        Trinity Street Asset Management

                          Form 13(f) Information Table

     Column 1         Column 2       Column 3   Column 4                 Column 5          Column 6    Column 7        Column 8
     --------        ---------      ---------  ---------                 --------          ---------   --------        --------
                                                       Value    Shares or   Shares/  Put/  Investment    Other     Voting Authority
  Name of Issuer          Title of Class    Cusip     (x$1000)   PRN Amt.    PRN     Call  Discretion  Managers   Sole  Shared  None
  --------------          --------------    -----     --------   --------    ---     ----  ----------  --------   ----  ------  ----
Focus Media Holding       ADR             34415V109       750      29,209                   Defined        1       x
Baidu Inc                 Sponsored ADR   056752108     1,875      18,691                   Defined        2       x
Itau Unibanco Hldg        Sponsored ADR   465562106     3,883     235,943                   Defined        2       x
Mobile Telesystems        Sponsored ADR   607409109       737      39,518                   Defined        2       x
Petroleo Brasileiro SA
  Petrobras               Sponsored ADR   71654V408     3,531     181,351                   Defined        2       x
TIM Participacoes SA      Sponsored ADR   88706P205     3,319     167,462                   Defined        2       x
Vale SA                   ADR             91912E105     3,589     171,258                   Defined        2       x
Wuxi Pharmatech Inc       ADR             929352102       327      20,761                   Defined        2       x
Fomento Economico
  Mexicano                SPONSORED ADR   344419109     2,664      26,461                   Defined        3       x
Mobile Telesystems        SPONSORED ADR   607409109     1,741      93,328                   Defined        3       x
Altera Corp               Common Stock    021441100     2,108      61,300                   Defined        4       x
Celanese Corp Series A    Common Stock    150870103     2,162      48,550                   Defined        4       x
Citigroup Inc             Common Stock    172967424     2,607      65,900                   Defined        4       x
Flowserve Corp            Common Stock    34354P105     2,187      14,900                   Defined        4       x
Masco Corp                Common Stock    574599106     2,494     149,700                   Defined        4       x
Nationstar Mortgage
  Holdings                Common Stock    63861C109     1,654      53,400                   Defined        4       x